Income Taxes - Schedule of Income Tax Benefit or Expense, by Jurisdiction (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	$ 171,010		$ 108,842		$ 241,725
Deferred income tax expense (benefit)	(354,918)	[1]	(29,750)	[1]	876	[1]
Income tax (benefit) expense	(183,908)	[1]	79,092	[1]	242,601	[1]
Russia Entities [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	137,014		106,297		238,156
Deferred income tax expense (benefit)	(346,913)		9,966		7,639
Switzerland [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	305		275		(4,583)
Deferred income tax expense (benefit)	388		(2,187)		1,434
Romania Entities [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)					(94)
Deferred income tax expense (benefit)					(14,450)
Lithuania [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Deferred income tax expense (benefit)			6		(116)
Kazakhstan [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Deferred income tax expense (benefit)			195		327
USA [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	637		(526)		7
Deferred income tax expense (benefit)	(262)				118
Other [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current income tax expense (benefit)	33,054		2,796		8,239
Deferred income tax expense (benefit)	$ (8,131)		$ (37,730)		$ 5,924

[1]	See Note 20